Cover Page	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	I-MAB
Entity Central Index Key	0001778016
Current Fiscal Year End Date	--12-31